Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS ― 99.1%
	ACCOUNTING, TAX PREPARTATION, BOOKKEEPING, AND PAYROLL SERVICES ― 0.2%
904	Paychex, Inc.	$96,999

	ADVERTISING AGENCIES ― 0.2%
904	Omnicom Group, Inc.	72,311

	AEROSPACE PRODUCTS AND PARTS MANUFACTURING ― 1.8%
1,069	Boeing Co./The *	256,090
11,682	General Electric Co.	157,240
3,661	Raytheon Technologies Corp.	312,320
		725,650
	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.2%
253	Deere & Co.	89,236

	ALL OTHER ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING ― 0.8%
3,279	Emerson Electric Co.	315,571

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 1.9%
2,086	General Motors Co. *	123,429
977	Tesla, Inc. *	664,067
		787,496
	AUTOMOTIVE PARTS AND ACCESSORIES STORES ― 0.3%
75	AutoZone, Inc. *	111,917

	BREAKFAST CEREAL MANUFACTURING ― 0.1%
880	General Mills, Inc.	53,618

	CASINO HOTELS ― 0.1%
844	Las Vegas Sands Corp. *	44,470

	COMMERCIAL AND SERVICE INDUSTRY MACHINERY MANUFACTURING ― 0.9%
2,547	Dover Corp.	383,578

	COMMERCIAL BANKING ― 4.2%
13,185	Bank of America Corp.	543,617
4,748	Citigroup, Inc.	335,921
2,826	JPMorgan Chase & Co.	439,556
194	SVB Financial Group *	107,947
1,374	Truist Financial Corp.	76,257
1,155	U.S. Bancorp	65,800
4,236	Wells Fargo & Co.	191,848
		1,760,946

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	COMMERCIAL AND PERIPHERAL EQUIPMENT MANUFACTURING ― 5.8%
17,601	Apple, Inc.	$2,410,633

	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 0.7%
452	Autodesk, Inc. *	131,939
613	Cognizant Technology Solutions Corp.	42,456
451	Synopsys, Inc. *	124,381
		298,776
	CONSTRUCTION MACHINERY MANUFACTURING ― 0.8%
1,462	Caterpillar, Inc.	318,174

	CONSUMER LENDING ― 0.1%
959	Synchrony Financial	46,531

	COPPER, NICKEL, LEAD AND ZINC MINING ― 0.3%
3,712	Freeport-McMoRan, Inc. *	137,752

	COURIERS AND EXPRESS DELIVERY SERVICES ― 1.0%
919	United Parcel Service, Inc.	191,124
678	FedEx Corp.	202,267
		393,391
	CREDIT BUREAUS ― 0.2%
226	Moody's Corp.	81,896

	CREDIT CARD ISSUING ― 0.5%
647	American Express Co.	106,904
634	Capital One Financial Corp.	98,073
		204,977
	CRUDE PETROLEUM EXTRACTION ― 0.4%
5,170	Marathon Oil Corp.	70,415
476	Pioneer Natural Resources Co.	77,360
		147,775
	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 0.8%
452	Akamai Technologies, Inc. *	52,703
619	Automatic Data Processing, Inc.	122,945
452	Broadridge Financial Solutions, Inc.	73,012
903	Fiserv, Inc. *	96,522
		345,182
	DEPARTMENT STORES ― 0.3%
1,732	TJX Cos Inc./The	116,772

	DIAGNOSTIC IMAGING CENTERS ― 0.3%
776	Quest Diagnostics, Inc.	102,409

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 2.3%
2,148	American International Group, Inc.	$102,245
1,536	Berkshire Hathaway, Inc. *	426,885
1,244	Chubb Ltd. (1)	197,721
971	Cincinnati Financial Corp.	113,238
791	Travelers Companies, Inc./The	118,421
		958,510
	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 2.5%
2,007	Centene Corp. *	146,371
526	Cigna Corp.	124,699
555	Globe Life, Inc.	52,864
2,826	MetLife, Inc.	169,136
1,362	UnitedHealth Group, Inc.	545,398
		1,038,468
	DOLL, TOY, AND GAME MANUFACTURING ― 0.1%
592	Hasbro, Inc.	55,956

	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 4.1%
483	Amazon.com, Inc. *	1,661,597
252	Etsy, Inc. *	51,872
		1,713,469
	ELEVATOR AND MOVING STAIRWAY MANUFACTURING ― 0.1%
529	Otis Worldwide Corp.	43,256

	EXTERMINATING AND PEST CONTROL SERVICES ― 0.1%
1,696	Rollins, Inc.	58,003

	FAMILY CLOTHING STORES ― 0.2%
639	Ross Stores, Inc.	79,236

	FERTILIZER MANUFACTURING ― 0.1%
1,387	Mosaic Co./The	44,259

	FINANCIAL TRANSACTIONS PROCESSING, RESERVE, AND CLEARINGHOUSE ACTIVITIES ― 3.7%
1,341	Fidelity National Information Services, Inc.	189,979
810	Global Payments, Inc.	151,907
1,206	Mastercard, Inc.	440,299
1,235	PayPal Holdings, Inc. *	359,978
1,696	Visa, Inc.	396,559
		1,538,722
	FOOTWEAR MANUFACTURING ― 0.8%
2,213	NIKE, Inc.	341,886

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	FRUIT AND VEGETABLE CANNING, PICKLING, AND DRYING ― 0.2%
497	JM Smucker Co./The	$64,396

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.5%
595	HCA Healthcare, Inc.	123,010
470	Universal Health Services, Inc.	68,822
		191,832
	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.2%
824	Costco Wholesale Corp.	326,032
1,244	Wal-Mart, Inc.	175,429
		501,461
	HOME CENTERS ― 1.7%
1,505	Home Depot Inc./The	479,929
1,225	Lowe's Cos, Inc.	237,613
		717,542
	HOME HEALTH CARE SERVICES ― 0.3%
130	Intuitive Surgical, Inc. *	119,553

	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.7%
1,038	Hilton Worldwide Holdings, Inc. *	125,204
1,050	Marriott International Inc/MD *	143,346
		268,550
	INDUSTRIAL GAS MANUFACTURING ― 0.6%
917	Linde PLC (1)	265,105

	INDUSTRIAL MACHINERY MANUFACTURING ― 0.5%
750	Applied Materials, Inc.	106,800
122	KLA Corp.	39,554
120	Lam Research Corp.	78,084
		224,438
	INSURANCE AGENCIES AND BROKERAGES ― 0.3%
454	Aon PLC ― (1)	108,397

	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 6.9%
103	Alphabet, Inc. *	258,151
600	Alphabet, Inc. *	1,465,074
2,476	Facebook, Inc. *	860,930
505	Netflix, Inc. *	266,746
		2,850,901
	INVESTMENT BANKING AND SECURITIES DEALING ― 2.0%
284	SBA Communications Corp.	90,511
2,770	Morgan Stanley	253,981
3,569	Charles Schwab Corp./The	259,859
647	Goldman Sachs Group, Inc./The	245,556
		849,907

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	IN-VITRO DIAGNOSTIC SUBSTANCE MANUFACTURING ― 0.4%
362	Dexcom, Inc. *	$154,574
285	Organon & Co. *	8,624
		163,198
	JANITORIAL SERVICES ― 0.6%
1,295	Ecolab, Inc.	266,731

	LESSORS OF MINIWAREHOUSES AND SELF-STORAGE UNITS ― 0.8%
1,964	Extra Space Storage, Inc.	321,742
135	Prologis, Inc.	16,137
		337,879
	LESSORS OF NONRESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) ― 0.6%
432	American Tower Corp.	116,700
4,931	Host Hotels & Resorts, Inc. *	84,271
478	Ventas, Inc.	27,294
		228,265
	LESSORS OF OTHER REAL ESTATE PROPERTY ― 0.9%
1,357	Crown Castle International Corp.	264,750
791	Digital Realty Trust, Inc.	119,014
		383,764
	LINEN AND UNIFORM SERVICES ― 0.2%
245	Cintas Corp.	93,590

	MANAGEMENT CONSULTING SERVICES ― 0.4%
578	Accenture PLC (1)	170,389

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 2.4%
1,329	American Water Works Co, Inc.	204,839
2,192	Dominion Energy, Inc.	161,265
3,052	Duke Energy Corp.	301,293
4,384	NextEra Energy, Inc.	321,260
		988,657
	MEDICAL, DENTAL, AND HOSPITAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.1%
826	Henry Schein, Inc. *	61,281

	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 1.4%
1,864	Baxter International, Inc.	150,052
931	Becton Dickinson and Co.	226,411
1,497	Boston Scientific Corp. *	64,012
190	ResMed, Inc.	46,839
343	Stryker Corp.	89,087
		576,401
	METAL VALVE MANUFACTURING ― 0.4%
2,600	Masco Corp.	153,166

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	MINING AND OIL AND GAS FIELD MACHINERY MANUFACTURING ― 0.4%
11,827	NOV, Inc. *	$181,190

	MOTION PICTURE AND VIDEO PRODUCTION ― 0.9%
2,035	Walt Disney Co./The *	357,692

	MOTOR VEHICLE ELECTRICAL AND ELECTRONIC EQUIPMENT MANUFACTURING ― 0.1%
373	Aptiv PLC *(1)	58,684

	NATURAL GAS EXTRACTION ― 0.2%
873	Hess Corp.	76,230

	NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND CONTROL INSTRUMENTS MANUFACTURING ― 2.4%
1,092	Danaher Corp.	293,049
995	Honeywell International, Inc.	218,253
307	Illumina, Inc. *	145,275
754	Microchip Technology, Inc.	112,904
158	Northrop Grumman Corp.	57,422
362	Thermo Fisher Scientific, Inc.	182,618
		1,009,521
	NEW CAR DEALERS ― 0.2%
565	CarMax, Inc. *	72,970

	NEWSPAPER PUBLISHERS ― 0.3%
259	S&P Global, Inc.	106,307

	OFFICES OF PHYSICIANS ― 0.2%
755	Edwards Lifesciences Corp. *	78,195

	OTHER BASIC INORGANIC CHEMICAL MANUFACTURING ― 0.2%
792	Church & Dwight Co, Inc.	67,494

	OTHER CONVERTED PAPER PRODUCT MANUFACTURING ― 0.1%
452	Kimberly-Clark Corp.	60,469

	OTHER DIRECT SELLING ESTABLISHMENTS ― 0.2%
565	CDW Corp.	98,677

	OTHER PLASTIC PRODUCTS MANUFACTURING ― 0.4%
774	3M Co.	153,740

	OTHER TRAVEL ARRANGEMENT AND RESERVATIONS SERVICES ― 0.4%
70	Booking Holdings, Inc. *	153,166

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	PAPERBOARD MILLS ― 0.3%
798	Packaging Corp of America	$108,065

	PETROLEUM REFINERIES ― 1.8%
1,809	Chevron Corp.	189,475
3,345	ConocoPhillips	203,711
4,296	Exxon Mobil Corp.	270,992
967	Valero Energy Corporation	75,503
		739,681
	PHARMACEUTICAL MANUFACTURING ― 5.4%
1,428	Abbott Laboratories	165,548
1,545	AbbVie, Inc.	174,029
508	Alexion Pharmaceuticals, Inc. *	93,325
897	Amgen, Inc.	218,644
3,900	Bristol-Myers Squibb Co.	260,598
1,124	Gilead Sciences, Inc.	77,399
3,137	Johnson & Johnson	516,788
709	Eli Lilly & Co.	162,730
2,857	Merck & Co, Inc.	222,189
5,613	Pfizer Inc.	219,805
682	Zoetis, Inc.	127,098
		2,238,153
	PHARMACIES AND DRUG STORES ― 0.5%
2,600	CVS Health Corp.	216,944

	PLASTICS MATERIAL AND RESIN MANUFACTURING ― 0.3%
1,074	LyondellBasell Industries N.V.	110,482

	POLISH AND OTHER SANITATION GOOD MANUFACTURING ― 0.1%
324	Clorox Co/The	58,291

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATION ― 1.0%
678	L3Harris Technologies, Inc.	146,550
565	Motorola Solutions, Inc.	122,520
1,017	QUALCOMM, Inc.	145,360
		414,430
	RAIL TRANSPORTATION ― 0.7%
757	Union Pacific Corp.	166,487
1,731	CSX Corp.	55,530
227	Norfolk Southern Corp.	60,249
		282,266
	REINSURANCE CARRIERS ― 0.2%
346	Everest Re Group Ltd. (1)	87,195

	RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES ― 0.1%
98	Regeneron Pharmaceuticals, Inc. *	54,737

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	RESIDENTIAL BUILDING CONSTRUCTION ― 0.3%
1,183	DR Horton, Inc.	$106,908

	RESIN AND SYNTHETIC RUBBER MANUFACTURING ― 0.2%
1,050	DuPont de Nemours, Inc.	81,281

	RESTAURANTS AND OTHER EATING PLACES ― 1.0%
108	Domino's Pizza, Inc.	50,381
492	McDonald's Corp.	113,647
2,308	Starbucks Corp.	258,057
		422,085
	SAVINGS INSTITUTIONS ― 0.3%
6,369	People's United Financial, Inc.	109,165

	SECURITIES AND COMMODITY EXCHANGES ― 0.4%
767	CME Group, Inc.	163,126

	SECURITIES BROKERAGE ― 0.1%
84	MarketAxess Holdings, Inc.	38,942

	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 5.0%
1,696	Advanced Micro Devices, Inc. *	159,305
452	Allegion PLC (1)	62,964
678	Broadcom, Inc.	323,298
1,799	Micron Technology, Inc. *	152,879
713	NVIDIA Corp.	570,471
4,673	Intel Corp.	262,342
2,901	Texas Instruments, Inc.	557,863
		2,089,122
	SEMICONDUCTOR AND RELATED DEVICE MANUFACTURING ― 0.2%
456	NXP Semiconductors NV (1)	93,808

	SNACK FOOD MANUFACTURING ― 0.3%
1,714	Mondelez International, Inc.	107,022

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 0.9%
647	Colgate-Palmolive Co.	52,633
2,261	Procter & Gamble Co./The	305,077
		357,710
	SOFT DRINK AND ICE MANUFACTURING ― 1.4%
3,281	Coca-Cola Co./The	177,535
1,205	Monster Beverage Corp. *	110,077
1,922	PepsiCo, Inc.	284,783
		572,395

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Shares		Value
	SOFTWARE PUBLISHERS ― 8.6%
1,357	Activision Blizzard, Inc.	$129,512
384	Adobe, Inc. *	224,886
791	Citrix Systems, Inc.	92,761
197	Electronic Arts, Inc.	28,335
497	Intuit, Inc.	243,614
7,924	Microsoft Corp.	2,146,611
2,298	NortonLifeLock, Inc.	62,552
2,334	Oracle Corp.	181,679
162	Paycom Software, Inc. *	58,882
909	salesforce.com, Inc. *	222,041
315	ServiceNow, Inc. *	173,109
		3,563,982
	SOYBEAN AND OTHER OILSEED PROCESSING― 0.1%
736	Archer-Daniels-Midland Co.	44,602

	TELEPHONE APPARATUS MANUFACTURING ― 0.7%
5,795	Cisco Systems, Inc.	307,135

	TELEVISION BROADCASTING ― 0.1%
1,044	Discovery, Inc. *	32,030
519	ViacomCBS, Inc.	23,459
		55,489
	TOBACCO MANUFACTURING ― 0.8%
2,998	Altria Group, Inc.	142,945
2,074	Philip Morris International, Inc.	205,554
		348,499
	TOILET PREPARATION MANUFACTURING ― 0.2%
306	Estee Lauder Cos Inc/The	97,333

	VETERINARY SERVICES ― 0.3%
201	IDEXX Laboratories, Inc. *	126,942

	WINERIES ― 0.2%
296	Constellation Brands, Inc.	69,231

	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 2.6%
4,821	AT&T Inc.	138,748
161	Charter Communications, Inc. *	116,153
7,472	Comcast Corp.	426,053
6,968	Verizon Communications, Inc.	390,417
		1,071,371

	TOTAL COMMON STOCKS (COST $34,392,740)	$41,113,955

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)

Contracts		Notional ($)	Value
	PURCHASED OPTION ― 0.6%
	Put Option ― 0.9%
96	S&P 500 Index at $4,170, Expires July 30, 2021	41,265,600	$261,120
	TOTAL PURCHASED OPTION (Premiums paid $282,092)		$261,120

Shares
	SHORT TERM INVESTMENT ― 0.4%
146,022	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.026% (2)		146,022
	TOTAL SHORT TERM INVESTMENT (Cost $146,022)		$146,022

	TOTAL INVESTMENTS ― 100.1% (Cost $34,820,854)		41,521,097
	Liabilities in Excess of Other Assets ― (0.1)%		(34,322)
	TOTAL NET ASSETS ― 100.0%		$41,486,775

Contracts		Notional ($)	Value
	WRITTEN OPTIONS ― -0.7%
	Call Option ― (0.6)%
(96)	S&P 500 Index at $4,355, Expires July 30, 2021	(41,256,000)	$(239,040)
	Total Call Option Written (Premiums received $235,032)		(239,040)

	Put Option ― (0.1)%
(96)	S&P 500 Index at $3,655, Expires July 30, 2021	(41,256,000)	(41,280)
	Total Put Option Written (Premiums received $45,789)		(41,280)
	TOTAL WRITTEN OPTIONS (Premiums received $280,821)		$(280,320)

Percentages are stated as a percent of net assets.

*	Non-income producing security.
(1)	Foreign issued security.
(2)	Rate quoted is seven-day yield at period end.

Abbreviations used in this schedule:
PLC ― Public Limited Company

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$41,113,955	$-	$-	$41,113,955
Purchased Options	-	261,120	-	261,120
Short-term Investment	146,022	-	-	146,022
Total	$41,259,977	$261,120	$-	$41,521,097

Assets
Written Options	$-	$(280,320)	$-	$(280,320)
Total	$-	$(280,320)	$-	$(280,320)

See the Schedule of Investments for further detail of investment classifications.